Expense Example {- Fidelity Advisor® Semiconductors Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Semiconductors Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Semiconductors Fund-Class A
Expense Example:
1 year	$ 681
3 years	905
5 years	1,146
10 years	1,838
Fidelity Advisor Semiconductors Fund-Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Semiconductors Fund-Class C
Expense Example:
1 year	288
3 years	582
5 years	1,001
10 years	2,169
Fidelity Advisor Semiconductors Fund - Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Class Z
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847